RS Large Cap Alpha VIP Series
Summary Information RS Large Cap Alpha VIP Series
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Series
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.
Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Large Cap Alpha VIP Series Class I Shares	0.50%		0.07%	0.57%

Example
This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series’ operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RS Large Cap Alpha VIP Series Class I Shares	58	183	318	714

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
RS Large Cap Alpha VIP Series Class I Shares	58	183	318	714

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 51% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Series normally invests at least 80% of its net assets in companies considered by the Series’ investment team (at the time of purchase) to be large-capitalization companies. The Series’ investment team considers a company to be large-capitalization if its market capitalization is between $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $559.0 billion, based on the size of the largest company on March 31, 2012). The Series’ investment team currently expects that the Series typically will hold between 25 and 50 securities positions.

In evaluating investments for the Series, the Series’ investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Series’ investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Series will typically invest principally in equity securities. The Series may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. The Series typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.
Principal Risks
You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Series’ benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk
If the Series underweights its investment in an industry or group of industries relative to the Series’ benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series’ benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Series expenses.

Cash Position Risk
To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk
To the extent the Series invests its assets in a more limited number of issuers than most other mutual funds, a decline in the market value of a particular security may affect the Series’ value more than if the Series invested in a larger number of issuers.

Series Performance
The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series’ past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianinvestor.com/public/prices/home_prices.aspx.
Annual Total Return for Class I Shares (calendar year-end)

Best Quarter Third Quarter 2009 17.35% Worst Quarter Third Quarter 2011 -20.96%
Average Annual Total Returns (periods ended 12/31/11)
Average Annual Total Returns RS Large Cap Alpha VIP Series	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	(9.22%)	1.50%	2.99%	9.94%		Apr. 13, 1983
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%	10.90%	[1]	Apr. 13, 1983
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	10.35%	[1]	Apr. 13, 1983
[1]	Since inception returns for the Russell 1000 Value Index and S&P 500 Index shown in the table are since March 31, 1983, the month end prior to the inception of Class I shares.

The S&P® 500 Index is an unmanaged market-capitalization-weighted index generally considered to be representative of U.S. equity market activity. The index consists of 500 stocks representing leading industries of the U.S. economy.